Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2020
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities
Results of Operations for Oil and Gas Producing Activities
The results of operations for oil and gas producing activities for the years ended December 31, 2020, 2019 and 2018 are presented below. “Revenue” includes sales to third parties and inter-segment sales (at arm’s-length
prices), net of value-added taxes. Resource tax, crude oil special gain levy and other taxes are included in “taxes other than income taxes”. Income taxes are computed using the applicable statutory tax rate, reflecting tax deductions and tax credits for the respective years ended.

	2020
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	32,662	30,855	63,517
Inter-segment sales	306,623	12,408	319,031

	339,285	43,263	382,548
Production costs excluding taxes	(124,154)	(9,605)	(133,759)
Exploration expenses	(18,851)	(482)	(19,333)
Depreciation, depletion and amortization	(134,007)	(15,953)	(149,960)
Taxes other than income taxes	(18,865)	(2,690)	(21,555)
Accretion expense	(4,905)	(202)	(5,107)
Income taxes	(9,369)	(5,340)	(14,709)

Results of operations from producing activities	29,134	8,991	38,125

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	(76)	(76)

Total of the Group and equity method investments results of operations for producing activities	29,134	8,915	38,049

	2019
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	44,001	50,611	94,612
Inter-segment sales	379,968	14,956	394,924

	423,969	65,567	489,536
Production costs excluding taxes	(127,900)	(11,011)	(138,911)
Exploration expenses	(19,821)	(954)	(20,775)
Depreciation, depletion and amortization	(115,648)	(24,792)	(140,440)
Taxes other than income taxes	(24,876)	(5,853)	(30,729)
Accretion expense	(5,294)	(231)	(5,525)
Income taxes	(24,085)	(11,729)	(35,814)

Results of operations from producing activities	106,345	10,997	117,342

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,253	3,253

Total of the Group and equity method investments results of operations for producing activities	106,345	14,250	120,595

	2018
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	46,051	57,975	104,026
Inter-segment sales	381,740	4,542	386,282

	427,791	62,517	490,308
Production costs excluding taxes	(118,979)	(9,761)	(128,740)
Exploration expenses	(17,767)	(959)	(18,726)
Depreciation, depletion and amortization	(120,378)	(33,008)	(153,386)
Taxes other than income taxes	(30,140)	(6,262)	(36,402)
Accretion expense	(5,483)	(195)	(5,678)
Income taxes	(25,991)	(10,114)	(36,105)

Results of operations from producing activities	109,053	2,218	111,271

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,867	3,867

Total of the Group and equity method investments results of operations for producing activities	109,053	6,085	115,138